RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - CASH AND NONCASH RESTRUCTURING CHARGES AND OTHER INFORMATION (Details) $ in Millions		1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 15, 2015 kt	Mar. 31, 2015 USD ($)	Feb. 28, 2015 t	Dec. 31, 2014 position	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring, impairment and plant closing costs
Restructuring charges					$ 16	$ 6				$ 42	$ 22
Pension-related charges													$ 3
Accelerated depreciation						1					8	$ 9	68
Other non-cash charges												1	36
Total restructuring, impairment and plant closing costs					16	7				$ 49	31	35	220	$ 60
Number of positions terminated | item										338
Accelerated depreciation												8
Impairment of assets										$ 3
Calais, France Facility
Restructuring, impairment and plant closing costs
Restructuring charges					12	0		$ 1		34	1
Accelerated depreciation						$ 1					$ 8
Non-cash charges (credits), net													17
Decrease in titanium dioxide capacity due to closing operations	100		100,000
Decrease in titanium dioxide capacity due to closing operations (as a percent)	11.00%		11.00%
Accelerated depreciation													68
South African Titanium Dioxide Manufacturing Facility
Restructuring, impairment and plant closing costs
Restructuring charges					$ 1					3		6
Impairment of long-lived assets to be disposed of							$ 1
South African Asset Group Of Pigments And Additives
Restructuring, impairment and plant closing costs
Impairment of assets		$ 19
Color Pigments Business
Restructuring, impairment and plant closing costs
Restructuring charges												15
Workforce reductions
Restructuring, impairment and plant closing costs
Restructuring charges									$ 57	34		$ 3	61
Number of positions terminated | position				900								323
Workforce reductions | Calais, France Facility
Restructuring, impairment and plant closing costs
Restructuring charges													30
Workforce reductions | Color Pigments Business
Restructuring, impairment and plant closing costs
Restructuring charges													4
Other restructuring costs
Restructuring, impairment and plant closing costs
Restructuring charges										$ 8			15
2014 initiatives
Restructuring, impairment and plant closing costs
Restructuring charges														60
2014 initiatives | Workforce reductions
Restructuring, impairment and plant closing costs
Restructuring charges														$ 60
2015 initiatives
Restructuring, impairment and plant closing costs
Restructuring charges													111
2015 initiatives | Workforce reductions
Restructuring, impairment and plant closing costs
Restructuring charges													90
2015 initiatives | Other restructuring costs
Restructuring, impairment and plant closing costs
Restructuring charges													$ 21
2016 initiatives
Restructuring, impairment and plant closing costs
Restructuring charges												$ 25
2016 initiatives | Workforce reductions
Restructuring, impairment and plant closing costs
Restructuring charges												9
2016 initiatives | Other restructuring costs
Restructuring, impairment and plant closing costs
Restructuring charges												$ 16